15. STOCK OPTIONS (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Stock option activity
		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2011	6,920,000	$0.296	$2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	0.470	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	0.131	776,800
Granted	6,830,000	0.122	836,000
Exercised	-	-	-
Forfeitures	(15,000)	0.240	(3,600)
Outstanding as of September 30, 2013	12,735,000	$0.126	$1,609,200

Stock options outstanding and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	6.25 years	$0.090	375,000	$0.090
0.100	3,630,000	6.53 years	0.100	1,948,055	0.100
0.120	200,000	.75 years	0.120	116,666	0.120
0.130	5,100,000	6.18 years	0.130	3,808,334	0.130
0.150	3,100,000	6.29 years	0.150	3,100,000	0.150
0.240	205,000	1.75 years	0.240	187,917	0.240
	12,735,000	6.10 years	$0.126	9,535,972	$0.136